FAIR VALUE MEASUREMENTS (Details) - Schedule of black Scholes option pricing model - Northern Genesis Acquisition Corp II [Member] - $ / shares		3 Months Ended
	Jan. 15, 2021	Sep. 30, 2021
Expected volatility	25.00%	17.00%
Risk-free interest rate	0.58%	1.02%
Expected term (years)	5 years	5 years
Fair value per share of common stock (in Dollars per share)	$ 9.51	$ 9.93